Property, plant and equipment, net (Details) € in Thousands	Mar. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€) item
Property, plant and equipment
Property, plant and equipment	€ 17,644	€ 17,799
Thereof pledged assets of Property, Plant and Equipment	€ 288	€ 310
Number of pledged 3D printers | item	3	3
Land, buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment	€ 11,754	€ 12,038
Production equipment
Property, plant and equipment
Property, plant and equipment	5,084	4,900
Other PPE
Property, plant and equipment
Property, plant and equipment	726	784
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment	€ 80	€ 77